Statement of Additional Information (SAI) Supplement American Century World Mutual Funds, Inc.
Supplement dated February 22, 2025 ■ Summary Prospectus and Prospectus dated April 1, 2024

The following entry is added for Pablo Valcarce in the Accounts Managed table on pages 33-34 of the SAI:

Accounts Managed
		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts, including incubation strategies and corporate money)
Pablo Valcarce[1]	Number of Accounts	2	0	1
	Assets	$769.4 million[2]	N/A	$157.4 million
1 Information provided as of February 16, 2025.
2 Includes $580.6 million in Non-U.S. Intrinsic Value.

The following entry for Pablo Valcarce is added in the Ownership of Securities table on page 37 of the SAI:

Ownership of Securities
Aggregate Dollar Range of Securities in Fund
Non-U.S. Intrinsic Value
Pablo Valcarce[1]	A
1 Information provided as of February 16, 2025.

Ranges: A – none; B – $1-$10,000; C – $10,001-$50,000; D – $50,001-$100,000; E – $100,001-$500,000;
F – $500,001-$1,000,000; G – More than $1,000,000.

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